Accounting Policies	9 Months Ended	12 Months Ended
	Jul. 03, 2011	Oct. 03, 2010
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
Note 2 - Accounting Policies

Basis of Presentation

Principles of Consolidation:   The consolidated financial statements include the accounts of Optex Systems Holdings and its wholly-owned subsidiary, Optex Systems, Inc. All significant inter-company balances and transactions have been eliminated in consolidation.

These financial statements have been presented as subsidiary-only financial statements, reflecting the statements of operations and cash flows of the subsidiary as a stand-alone entity.

The condensed consolidated financial statements of Optex Systems Holdings included herein have been prepared by Optex Systems Holdings, without audit, pursuant to the rules and regulations of the SEC. Certain information and footnote disclosures normally included in financial statements prepared in conjunction with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although Optex Systems Holdings believes that the disclosures are adequate to make the information presented not misleading. These condensed consolidated financial statements should be read in conjunction with the annual audited financial statements and the notes thereto included in the Optex Systems Holdings’ Form 10-K and other reports filed with the SEC.

The accompanying unaudited interim financial statements reflect all adjustments of a normal and recurring nature which are, in the opinion of management, necessary to present fairly the financial position, results of operations and cash flows of Optex Systems Holdings for the interim periods presented. The results of operations for these periods are not necessarily comparable to, or indicative of, results of any other interim period or for the fiscal year taken as a whole. Certain information that is not required for interim financial reporting purposes has been omitted.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from the estimates.

Inventory: Inventory is recorded at the lower of cost or market value, and adjusted, as necessary, for decreases in valuation and obsolescence. Adjustments to the valuation and obsolescence reserves are made after analyzing market conditions, current and projected sales activity, inventory costs and inventory balances to determine appropriate reserve levels. Cost is determined using the first-in first-out method. Under arrangements by which progress payments are received against certain contracts, the customer retains a security interest in the undelivered inventory identified with these contracts. Payments received for such undelivered inventory are classified as unliquidated progress payments and deducted from the gross inventory balance. As of July 3, 2011 and October 3, 2010, inventory included:

	(Thousands )
	As of July 3, 2011	As of October 3, 2010
	(unaudited)
Raw Materials	$4,089	$4,343
Work in Process	2,727	2,824
Finished Goods	412	366
Gross Inventory	$7,228	$7,533
Less:
Unliquidated Progress Payments	(659)	(1,217)
Inventory Reserves	(426)	(426)
Net Inventory	$6,143	$5,890

Stock-Based Compensation: FASB ASC 718 establishes standards for the accounting for transactions in which an entity exchanges its equity instruments for goods or services, but primarily focuses on transactions whereby an entity obtains employee services for share-based payments. FASB ASC 718 requires that the compensation cost relating to share-based payment transactions be recognized in the financial statements. That cost will be measured based on the fair value of the equity or liability instruments issued. It also addresses transactions in which an entity incurs liabilities in exchange for goods or services that are based on the fair value of the entity’s equity instruments or that may be settled by the issuance of those equity instruments.

The Company’s accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows the provisions of FASB ASC 505-50 .   The measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor’s performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement. Stock-based compensation related to non-employees is accounted for based on the fair value of the related stock or options or the fair value of the services, whichever is more readily determinable in accordance with FASB ASC 718.

Income Tax/Deferred Tax:   FASB ASC 740 requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined based on differing treatment of items for financial reporting and income tax reporting purposes. The deferred tax balances are adjusted to reflect tax rates by tax jurisdiction, based on currently enacted tax laws, which will be in effect in the years in which the temporary differences are expected to reverse. Under FASB ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations. Optex Systems Holdings has recognized deferred income tax benefits on net operating loss carry-forwards to the extent Optex Systems Holdings believes it will be able to utilize them in future tax filings. The difference between the income tax expense and pretax accounting income is primarily attributable non-deductible expenses representing permanent timing differences between book income and taxable income during the nine months ended July 3, 2011.

Earnings per Share: Basic earnings per share is computed by dividing income available for common shareholders (the numerator) by the weighted average number of common shares outstanding (the denominator) for the period. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

The potentially dilutive securities that Optex Systems Holdings has outstanding are convertible preferred stock, stock options and warrants. In computing the dilutive effect of convertible preferred stock, the numerator is adjusted to add back any convertible preferred dividends, and the denominator is increased to assume the conversion of the number of additional common shares. Optex Systems Holdings uses the Treasury Stock Method to compute the dilutive effect of stock options and warrants. Convertible preferred stock, stock options and warrants that are anti-dilutive are excluded from the calculation of diluted earnings per common share.

For the three and nine months ended July 3, 2011, 1,027 shares of Series A preferred stock, 2,537,649 stock options and 9,948,667 warrants were excluded as anti-dilutive. For the three and nine months ended June 27, 2010, 1,027 shares of Series A preferred stock, 2,655,649 stock options and 9,948,667 warrants were excluded as anti-dilutive.

Reclassification: Certain expenses reflected in the financial statements for the nine months ended June 27, 2010 have been reclassified to conform with the current year presentation. Effective October 4, 2010 (the beginning of the current fiscal year), all financials have been converted from whole dollars and presented to the nearest thousand.

Note 2 - Accounting Policies

Basis of Presentation

Principles of Consolidation: The consolidated financial statements include the accounts of Optex Systems Holdings and its wholly-owned subsidiary, Optex Systems, Inc. (Delaware). All significant inter-company balances and transactions have been eliminated in consolidation.

The accompanying financial statements include the results of operations, changes in stockholders equity and statements of cash flows, for the periods from October 15, 2008 through September 30, 2009 and September 28, 2009 through October 3, 2010 and the balance sheets at October 3, 2010 and September 30, 2009 of Optex Systems, Inc. (Delaware), the accounting acquirer in the Sustut reorganization and the Successor in the October 14, 2008 Optex Systems, Inc. (Texas) asset purchase transaction. The accompanying financial statements also include the results of operations, changes in stockholders’ equity and cash flows for the period from September 29, 2008 through October 14, 2008 of Optex Systems, Inc. (Texas), Predecessor.

Although, Optex Systems, Inc. (Texas) (Predecessor) has been majority owned by various parent companies described in the preceding paragraphs, no accounts of the parent companies or the effects of consolidation with any parent companies have been included in the accompanying financial statements. The Optex Systems, Inc. (Texas) accounts have been presented on the basis of push down accounting in accordance with FASB ASC 805-50-S99 (Prior authoritative literature: Staff Accounting Bulletin No. 54 Application of “Push Down” Basis of Accounting in Financial Statements of Subsidiaries Acquired by Purchase ). FASB ASC 805-50-S99 states that the push down basis of accounting should be used in a purchase transaction in which the entity becomes wholly-owned. Under the push down basis of accounting certain transactions incurred by the parent company, which would otherwise be accounted for in the accounts of the parent, are “pushed down” and recorded on the financial statements of the subsidiary. Accordingly, items resulting from the Optex Systems, Inc. (Texas) purchase transaction such as goodwill, debt incurred by the parent to acquire the subsidiary and other costs related to the purchase have been   recorded on the financial statements of Optex Systems Holdings.

Upon completing the business combination with Sustut on March 30, 2009, Optex Systems Holdings elected to change its fiscal year to match that of Optex Systems, Inc. (Delaware). Accordingly, all activity of the combined companies was presented as of the quarter’s end of the accounting acquirer, which was March 29, 2009.

Although the effective date of the merger was March 30, 2009, all transactions related to the business combination (and only those transactions), with Sustut have been reflected as if they had taken place one day prior (on March 29, 2009) so as to coincide with the accounting acquirer’s quarter end of March 29, 2009. See Note 5 for details of the reorganization.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from the estimates.

Segment Reporting: Management has determined that Optex Systems Holdings, Inc. is organized, managed and internally reported as one business segment. Segments are determined based on differences in products, internal reporting and how operational decisions are made.

Fiscal Year: Optex’s fiscal year ends on the Sunday nearest September 30. Fiscal year 2009 ended on October 3, 2010 and included 53 weeks. Fiscal year 2009 ended on September 30, 2009 and included 52 weeks.

Fair Value of Financial Instruments: FASB ASC 825-10 (Prior authoritative literature: FASB No. 107, " Disclosures about Fair Value of Financial Instruments) ," requires disclosure of fair value information about certain financial instruments, including, but not limited to, cash and cash equivalents, accounts receivable, refundable tax credits, prepaid expenses, accounts payable, accrued expenses, notes payable to related parties and convertible debt-related securities. Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of fiscal years ended October 3, 2010 and September 28, 2008. The carrying value of the balance sheet financial instruments included in Optex Systems, Inc. (Texas)’s consolidated financial statements approximated their fair values.

Cash and Cash Equivalents: For financial statement presentation purposes, Optex considers those short-term, highly liquid investments with original maturities of three months or less to be cash or cash equivalents.

Concentration of Credit Risk: Optex’s cash and cash equivalents are on deposit with banks. Only a portion of the cash and cash equivalents would be covered by deposit insurance and the uninsured balances are substantially greater than the insured amounts. Although cash and cash equivalent balances exceed insured deposit amounts, management does not anticipate non-performance by the banks.

Optex revenues and accounts receivables for fiscal year ended October 3, 2010 are derived from sales to U.S. government agencies (39%), General Dynamics (51%) or other prime government contractors (10%). Optex does not believe that this concentration results in undue credit risk because of the financial strength of the payees.

Accounts Receivable: Optex records its accounts receivable at the original sales invoice amount less liquidations for previously collected advance/progress bills and an allowance for doubtful accounts. An account receivable is considered to be past due if any portion of the receivable balance is outstanding beyond its scheduled due date. On a quarterly basis, Optex evaluates its accounts receivable and establishes an allowance for doubtful accounts, based on its history of past write-offs and collections, and current credit conditions. No interest is accrued on past due accounts receivable. As the customer base is primarily U.S. government and government prime contractors, Optex has concluded that there is no need for an allowance for doubtful accounts for the years ended October 3, 2010 and September 30, 2009. Optex charges uncollectible accounts to bad debt expense in the period as they are first deemed uncollectible. In 2010, there was no bad debt expense associated with uncollectable accounts. In 2009, Optex Systems Holdings recorded $35,297 in bad debt expense attributable to one customer that went out of business.

Inventory: Inventory is recorded at the lower of cost or market, and adjusted as appropriate for decreases in valuation and obsolescence. Adjustments to the valuation and obsolescence reserves are made after analyzing market conditions, current and projected sales activity, inventory costs and inventory balances to determine appropriate reserve levels. Cost is determined using the first-in first-out method. Under arrangements by which progress payments are received against certain contracts, the customer retains a security interest in the undelivered inventory identified with these contracts. Payments received for such undelivered inventory are classified as unliquidated progress payments and deducted from the gross inventory balance. As of October 3, 2010, and September 30, 2009 inventory included:

	As of October 3, 2010	As of September 30, 2009

Raw Materials	$4,343,168	$7,161,241
Work in Process	2,823,501	4,043,308
Finished Goods	366,110	245,056
Gross Inventory	$7,532,779	$11,449,605
Less:
Unliquidated Progress Payments	(1,217,319)	(2,880,898)
Inventory Reserves	(425,674)	(554,826)
Net Inventory	$5,889,786	$8,013,881

Optex Systems Holdings conducts an annual physical inventory in the fourth quarter of each fiscal year. The accounting records are adjusted to reflect any changes in the physical inventory valuation as compared to the book carrying values based on the results of the physical inventory. In 2010, Optex Systems recognized a loss of ($919,470) as compared to a net gain in the period ending September 30, 2009 of $166,179. The inventory loss was primarily attributable to higher than expected manufacturing costs across both our Periscope and Howitzer production lines. The loss is a result of lower production volume in the second half of fiscal year 2010 which impacted material pricing, scrap, and labor efficiencies resulting in cost overruns for these products carried in inventory as compared to the estimates at completion.

Warranty Costs: Some of Optex Systems Holdings’ customers require that the company warrant the quality of its products to meet customer requirements and be free of defects for up to fifteen months subsequent to delivery. In the years ended October 3, 2010 and September 30, 2009, Optex Systems Holdings, Inc. recognized income of $56,530, and $145,470, respectively, related to improvements in the warranty experience rate for warranties expiring in each of the respective years. Future warranty costs are based on the estimated cost of replacement for expected returns based upon our most recent experience rate of defects as a percentage of warranty covered sales.

Property and Equipment: Property and equipment are recorded at cost. Depreciation is computed using the straight line method over the estimated useful lives of the assets, ranging from three to seven years. Expenditures for renewals and betterments are capitalized. Expenditures for minor items, repairs and maintenance are charged to operations as incurred. Gain or loss upon sale or retirement due to obsolescence is reflected in the operating results in the period the event takes place.

Goodwill and Other Intangible Assets: Goodwill represents the cost of acquired businesses in excess of fair value of the related net assets at acquisition. (See also notes 4 and 11). Optex Systems Holdings does not amortize goodwill, but tests it annually for impairment using a fair value approach during the fiscal fourth quarter and between annual testing periods, if circumstances warrant. The performance of the test involves a two-step process. The first step of the impairment test involves comparing the fair values of the applicable reporting units with their aggregate carrying values, including goodwill. We generally determine the fair value of our reporting units using the income approach methodology of valuation that includes the discounted cash flow method as well as other generally accepted valuation methodologies, which requires significant judgment by management. If the carrying amount of a reporting unit exceeds the reporting unit’s fair value, we perform the second step of the goodwill impairment test to determine the amount of impairment loss. The second step of the goodwill impairment test involves comparing the implied fair value of the affected reporting unit’s goodwill with the carrying value of that goodwill. These impairment tests may result in impairment charges that could have a material adverse impact on our results of operations. The goodwill of Optex Systems Holdings was reviewed as of October 3, 2010. The review indicated that goodwill was impaired, as determined based on the projected cash flows over the next three years. The cash flow projections took into effect the expected net sales and corresponding expenses against those sales in the respective years. The impairment loss for goodwill was $7,110,415. The goodwill was written off as a component of general and administrative operating expenses during fiscal year 2010.

Optex amortizes the cost of other intangibles over their estimated useful lives, unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted cash flows and, if impaired, written down to fair value based on either discounted cash flows or appraised values. The identified amortizable intangible assets at October 3, 2010 related to the acquisition of Optex Systems, Inc. (Delaware) from Irvine Sensors as of October 14, 2008 and consisted of customer backlog, with initial useful lives ranging from one to five years. (See note 4 and 11). The identified amortizable intangible assets at September 28, 2008 related to the acquisition of Optex Systems, Inc. (Texas) by Irvine Sensors and consisted of non-competition agreements and customer backlog, with initial useful lives ranging from two to eight years. (See note 4 and 11).

Intangible assets with indefinite lives are tested annually for impairment, during the fiscal fourth quarter and between annual periods, if impairment indicators exist, and are written down to fair value as required. As of October 3, 2010, the intangible assets were reviewed in light of a reduction of expected delivery orders against contracted orders and higher than expected costs on those orders. The review indicated that intangible assets were impaired, as determined based on a projected cash flow analysis of our future operations. The cash flow projections took into effect the expected net sales from the customer backlog as of October 14, 2008 and the corresponding expenses against those sales in the respective years. The impairment loss recorded in 2010 for intangible assets was $928,016 and was split between cost of goods sold and general and administrative costs in the amount of $150,534, and $777,482, respectively. As of October 3, 2010, after impairment, the total balance of unamortized intangible assets and goodwill was zero.

Impairment or Disposal of Long-Lived Assets: Optex Systems Holdings adopted the provisions of FASB ASC 360-10 (Prior authoritative literature FASB No. 144, “ Accounting for the Impairment or Disposal of Long-lived Assets .”) This standard requires, among other things, that long-lived assets be reviewed for potential impairment whenever events or circumstances indicate that the carrying amounts may not be recoverable. The assessment of possible impairment is based on the ability to recover the carrying value of the asset from the expected future pre-tax cash flows (undiscounted and without interest charges) of the related operations. If these expected cash flows are less than the carrying value of such asset, an impairment loss is recognized for the difference between estimated fair value and carrying value. The primary measure of fair value is based on discounted cash flows. The measurement of impairment requires management to make estimates of these cash flows related to long-lived assets, as well as other fair value determinations.

Revenue Recognition: Optex Systems Holdings recognizes revenue based on the modified percentage of completion method utilizing the units-of-delivery method, in accordance with FASB ASC 605-35 (Prior authoritative literature: SOP 81-1 “ Accounting for Performance of Construction–Type and Certain Production –Type Contracts”) :

The units-of-delivery method recognizes as revenue the contract price of units of a basic production product delivered during a period and as the cost of earned revenue the costs allocable to the delivered units; costs allocable to undelivered units are reported in the balance sheet as inventory or work in progress. The method is used in circumstances in which an entity produces units of a basic product under production-type contracts in a continuous or sequential production process to buyers' specifications.
Optex Systems Holdings contracts are fixed price production type contracts whereby a defined order quantity is delivered to the customer during a continuous or sequential production process tailored to the buyer’s specifications (build to print). Optex Systems Holdings’ deliveries against these contracts generally occur in monthly increments across fixed delivery periods spanning from 3 to 36 months.

Estimated Costs at Completion and Accrued Loss on Contracts: Optex Systems Holdings reviews and reports on the performance of its contracts and production orders against the respective resource plans for such contracts/orders. These reviews are summarized in the form of estimates at completion. Estimates at completion include Optex Systems Holdings’ incurred costs to date against the contract/order plus management's current estimates of remaining amounts for direct labor, material, other direct costs and subcontract support and indirect overhead costs based on the completion status and future contractual requirements for each order. If an estimate at completion indicates a potential overrun (loss) against a fixed price contract/order, management generally seeks to reduce costs and /or revise the program plan in a manner consistent with customer objectives in order to eliminate or minimize any overrun and to secure necessary customer agreement to proposed revisions.

If an estimate at completion indicates a potential overrun against budgeted resources for a fixed price contract/order, management first attempts to implement lower cost solutions to still profitably meet the requirements of the fixed price contract. If such solutions do not appear practicable, management makes a determination whether to seek renegotiation of contract or order requirements from the customer. If neither cost reduction nor renegotiation appears probable, an accrual for the contract loss/overrun is recorded against earnings and the loss is recognized in the first period the loss is identified based on the most recent estimates at completion of the particular contract or product order.

For the fiscal years ended October 3, 2010 and September 30, 2009, estimated loss reserves were $1,357,068 and $1,348,060, respectively. During 2010, Optex Systems Holdings realized increases losses against the Howitzer programs of $1,139,659 of which $762,864 relates specifically to production issues encountered on one of our Howitzer product lines. Contract losses attributable to program deliveries during the fiscal year 2010 were $1,130,651 for a net increase of $9,008 in the ending reserve balance. Increased losses were primarily attributable to manufacturing issues on our U.S. government Howitzers culminating in higher material scrap and labor hours, combined with a reduction in total production volume in 2010 which further impacted production efficiencies across all product lines. Optex Systems Holdings has requested an equitable adjustment on this program due to significant design issues impacting the manufacturability of the product. As there is no guarantee that the request will be granted in part or in full, we realized the entire loss in fiscal year 2010. However, we believe there is a reasonable possibility that we will be able to recover a substantial amount of the incurred loss in fiscal year 2012 pending the outcome of the negotiations.

Government Contracts: Virtually all of Optex Systems Holdings’ contracts are prime or subcontracted directly with the Federal government and as such, are subject to Federal Acquisition Regulation (Federal Acquisition Regulation) Subpart 49.5, “Contract Termination Clauses” and more specifically Federal Acquisition Regulation clauses 52.249-2 “Termination for Convenience of the Government (Fixed-Price)”, and 49.504 “Termination of fixed-price contracts for default”. These clauses are standard clauses on prime military contracts and are generally, “flowed down” to Optex Systems Holdings as subcontractors on other military business. It has been Optex Systems Holdings’ experience that the termination for convenience is rarely invoked, except where it has been mutually beneficial for both parties. Optex Systems Holdings is not currently aware of any pending terminations for convenience or default on its existing contracts.
In the event a termination for convenience were to occur, these Federal Acquisition Regulation clause 52.249-2 provides for full recovery of all contractual costs and profits reasonably occurred up to and as a result of the terminated contract. In the event a termination for default were to occur, Optex Systems Holdings could be liable for any excess cost incurred by the government to acquire supplies from another supplier similar to those terminated from Optex Systems Holdings. Optex Systems Holdings would not be liable for any excess costs if the failure to perform the contract arises from causes beyond the control and without the fault or negligence of the company as defined by Federal Acquisition Regulation clause 52.249-8. In addition, the government may require Optex Systems Holdings to transfer title and deliver to the government any completed supplies, partially completed supplies and materials, parts, tools, dies, jigs, fixtures, plans, drawings, information, and contract rights that Optex Systems Holdings has specifically produced or acquired for the terminated portion of this contract. The government shall pay contract price for completed supplies delivered and accepted, and Optex Systems Holdings and the government would negotiate an agreed upon amount of payment for manufacturing materials delivered and accepted and for the protection and preservation of the property. Failure to agree on an amount for manufacturing materials is subject to the Federal Acquisition Regulation Disputes clause 52.233-1.

In some cases, Optex Systems Holdings may receive orders subject to subsequent price negotiation on contracts exceeding the federal government simplified acquisition threshold of $650,000 prior to October 1, 2010 and $700,000 subsequent to October 1, 2010. These “undefinitized” contracts are considered firm contracts but as Cost Accounting Standards Board covered contracts, they are subject to the Truth in Negotiations Act disclosure requirements and downward only price negotiation. As of October 3, 2010 and September 30, 2009, Optex Systems had no booked orders that fell under this criteria. Optex Systems Holdings’ experience has been that the historically negotiated price differentials have been immaterial and accordingly, it does not anticipate any significant downward adjustments on these booked orders.

Shipping and Handling Costs: All shipping and handling costs are included as a component of cost of goods sold.

Stock-Based Compensation: In December 2004, FASB issued FASB ASC 718 (Prior authoritative literature: SFAS No. 123R, “Share-Based Payment”) . FASB ASC 718 establishes standards for the accounting for transactions in which an entity exchanges its equity instruments for goods or services. It also addresses transactions in which an entity incurs liabilities in exchange for goods or services that are based on the fair value of the entity’s equity instruments or that may be settled by the issuance of those equity instruments. FASB ASC 718 focuses primarily on accounting for transactions in which an entity obtains employee services in share-based payment transactions. FASB ASC 718 requires that the compensation cost relating to share-based payment transactions be recognized in the financial statements. That cost will be measured based on the fair value of the equity or liability instruments issued.

Optex Systems Holdings’ accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows the provisions of FASB ASC 505-50 (Prior authoritative literature: EITF 96-18, “Accounting for Equity Instruments That are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services” and EITF 00-18 , “Accounting Recognition for Certain Transactions Involving Equity Instruments Granted to Other Than Employees”). The measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor’s performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement. Stock-based compensation related to non-employees is accounted for based on the fair value of the related stock or options or the fair value of the services, whichever is more readily determinable in accordance with FASB ASC 718.

Income Tax/Deferred Tax: FASB ASC 740 (Prior Authoritative Literature: SFAS No. 109, “Accounting for Income Taxes”), requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined based on differing treatment of items for financial reporting and income tax reporting purposes. The deferred tax balances are adjusted to reflect tax rates by tax jurisdiction, based on currently enacted tax laws, which will be in effect in the years in which the temporary differences are expected to reverse. Optex Systems Holdings has recognized deferred income tax benefits on net operating loss carry-forwards to the extent Optex Systems Holdings believes it will be able to utilize them in future tax filings.

Earnings per Share: Basic earnings per share is computed by dividing income available to common shareholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) for the period. Diluted earnings per common share gives effect to the assumed exercise of stock options when dilutive. Diluted earnings per share is computed by assuming that any dilutive convertible securities outstanding were converted, with related preferred stock dividend requirements and outstanding common shares adjusted accordingly. It is also assumes that outstanding common shares were increased by shares issuable upon exercise of those stock options for which market price exceeds the exercise price, less shares which could have been purchased by us with the related proceeds. In period of losses, diluted loss per share is computed on the same basis as basic loss per share as the inclusion of any other potential shares outstanding would be anti-dilutive.

If Optex Systems Holdings had recorded income applicable to common shareholders for the period September 30, 2009 through October 3, 2010 , weighted average number of common shares outstanding would have increased by 43,288,096 and for the period October 15, 2008 through September 30, 2009, weighted average number of common shares outstanding would have increased by 42,570,745, reflecting the addition of dilutive securities in the calculation of diluted earnings per share.